Segment Disclosure - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2015 EUR (€) Segment	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	1
Decrease in net system sales in percentage	(0.10%)
Decrease in net system sales	€ (5,600)
Net sales	6,287,375	€ 5,856,277	€ 5,245,326
Accounts receivables and finance receivables of three largest customers based on net sales	€ 704,100	€ 643,200
Accounts receivables and finance receivables of three largest customers based on net sales, percentage	58.30%	49.30%
Largest Customer [Member]
Segment Reporting Information [Line Items]
Net sales	€ 1,633,600	€ 1,532,100	€ 2,058,600
Largest Customer [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Net sales revenue from largest customer as percentage	26.00%	26.20%	39.20%
System Sales [Member]
Segment Reporting Information [Line Items]
Net sales		€ 4,242,790	€ 3,993,129